Schedule of Investments (unaudited)
February 28, 2025
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
TransDigm Group, Inc.	25,323	$ 34,621,606
Automobiles — 3.2%
Ferrari NV	50,712	23,559,274
Tesla, Inc.(a)	117,417	34,400,833
		57,960,107
Broadline Retail — 9.9%
Amazon.com, Inc.(a)	840,468	178,414,547
Building Products — 1.1%
Trane Technologies PLC	55,983	19,801,187
Capital Markets — 2.5%
KKR & Co., Inc., Class A	183,607	24,895,273
S&P Global, Inc.	39,246	20,947,160
		45,842,433
Chemicals — 0.8%
Sherwin-Williams Co. (The)	42,288	15,319,674
Commercial Services & Supplies — 1.0%
Copart, Inc.(a)	334,250	18,316,900
Electrical Equipment — 1.3%
Vertiv Holdings Co., Class A	239,531	22,796,165
Entertainment — 4.4%
Netflix, Inc.(a)	61,469	60,274,043
Spotify Technology SA(a)	32,359	19,674,595
		79,948,638
Financial Services — 4.5%
Visa, Inc., Class A	226,007	81,974,999
Ground Transportation — 0.7%
Old Dominion Freight Line, Inc.	66,626	11,759,489
Health Care Equipment & Supplies — 4.2%
Align Technology, Inc.(a)	75,730	14,163,782
Boston Scientific Corp.(a)	206,712	21,454,638
Intuitive Surgical, Inc.(a)	69,240	39,684,906
		75,303,326
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	71,073	18,831,502
Interactive Media & Services — 10.3%
Alphabet, Inc., Class A	351,017	59,771,175
Meta Platforms, Inc., Class A	187,438	125,246,071
		185,017,246
IT Services — 1.8%
MongoDB, Inc., Class A(a)	41,237	11,028,011
Shopify, Inc., Class A(a)	189,417	21,214,704
		32,242,715
Life Sciences Tools & Services — 1.1%
Danaher Corp.	94,447	19,622,309
Media — 0.7%
Trade Desk, Inc. (The), Class A(a)	168,597	11,855,741
Security	Shares	Value
Pharmaceuticals — 4.1%
Eli Lilly & Co.	80,684	$ 74,280,111
Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	253,583	19,335,704
Semiconductors & Semiconductor Equipment — 18.8%
ASML Holding NV, Registered Shares	34,422	24,407,952
Broadcom, Inc.	449,348	89,613,472
NVIDIA Corp.	1,636,848	204,475,052
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	118,591	21,409,233
		339,905,709
Software — 16.0%
AppLovin Corp., Class A(a)	57,708	18,797,804
Cadence Design Systems, Inc.(a)	171,830	43,043,415
Databricks, Inc., Series J (Acquired 01/21/25, cost $3,804,988)(a)(b)(c)	41,135	3,804,988
Intuit, Inc.	51,297	31,488,150
Microsoft Corp.	392,273	155,728,458
Salesforce, Inc.	118,454	35,281,524
		288,144,339
Technology Hardware, Storage & Peripherals — 8.4%
Apple Inc.	626,797	151,584,586
Total Common Stocks — 98.8% (Cost: $819,983,868)		1,782,879,033
Preferred Securities
Preferred Stocks — 1.2%
Interactive Media & Services — 1.2%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,153,942)(a)(b)(c)	120,046	22,656,282
Total Long-Term Investments — 100.0% (Cost: $833,137,810)		1,805,535,315
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(d)(e)	896,643	896,643
Total Short-Term Securities — 0.1% (Cost: $896,643)		896,643
Total Investments — 100.1% (Cost: $834,034,453)		1,806,431,958
Liabilities in Excess of Other Assets — (0.1)%		(1,222,270)
Net Assets — 100.0%		$ 1,805,209,688

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $26,461,270, representing 1.5% of its net assets as of period end, and an original cost of $16,958,930.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Large Cap Focus Growth Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (1,162)(b)	$ 1,162	$ —	$ —	—	$ 27,229 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,254,195	—	(357,552)(b)	—	—	896,643	896,643	67,127	—
				$ 1,162	$ —	$ 896,643		$ 94,356	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,779,074,045	$ —	$ 3,804,988	$ 1,782,879,033
Preferred Securities	—	—	22,656,282	22,656,282
Short-Term Securities
Money Market Funds	896,643	—	—	896,643
	$ 1,779,970,688	$ —	$ 26,461,270	$ 1,806,431,958

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Large Cap Focus Growth Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Securities	Total
Assets
Opening Balance, as of May 31, 2024	$—	$20,863,995	$20,863,995
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	1,792,287	1,792,287
Purchases	3,804,988	—	3,804,988
Sales	—	—	—
Closing Balance, as of February 28, 2025	$3,804,988	$22,656,282	$26,461,270
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025(a)	$—	$1,792,287	$1,792,287

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$3,804,988	Market	Revenue Multiple	23.05x	—
Preferred Securities	22,656,282	Market	Revenue Multiple	1.33x	—
	$26,461,270

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Portfolio Abbreviation
ADR	American Depositary Receipt